Shareholder Fees	Jan. 04, 2021
First Trust TCW Securitized Plus ETF | First Trust TCW Securitized Plus ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none